Income Taxes (Details of Deferred Tax Assets and Liabilities) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)
Income Taxes
Depreciation, amortization and valuation of fixed assets	$ 124	¥ 10,243		¥ 11,175
Investments in subsidiaries and affiliates	2,072	171,520		174,529
Valuation of financial instruments	2,595	214,706		268,588
Accrued pension and severance costs	500	41,402		47,786
Other accrued expenses and provisions	938	77,649		81,375
Operating losses	3,837	317,519		351,101
Other	63	5,215		5,160
Gross deferred tax assets	10,129	838,254		939,714
Less-Valuation allowance	(5,582)	(461,966)	(6,060)	(501,554)	(493,906)	(326,634)
Total deferred tax assets	4,547	376,288		438,160
Investments in subsidiaries and affiliates	838	69,363		66,218
Valuation of financial instruments	577	47,694		46,865
Undistributed earnings of foreign subsidiaries	53	4,409		5,258
Valuation of fixed assets	234	19,355		19,196
Other	69	5,736		7,611
Total deferred tax liabilities	1,771	146,557		145,148
Net deferred tax assets	$ 2,776	¥ 229,731		¥ 293,012